Material accounting policies - Revenue and Other Income Recognition and Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Bitcoin on hand	$ 0	$ 0
Buildings
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	20 years
Plant and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	3 years
Plant and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	10 years
Mining Hardware
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	5 years
Mining Hardware | Minimum
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	2 years
Mining Hardware | Maximum
Disclosure of detailed information about property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	4 years